Total
BBH U.S. Government Money Market Fund
BBH U.S. GOVERNMENT MONEY MARKET FUND SUMMARY
INVESTMENT OBJECTIVE

The investment objective of the BBH U.S. Government Money Market Fund (the “Fund”) is to provide investors with as high a level of income as is consistent with the preservation of capital and the maintenance of liquidity.

FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional Shares.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	BBH U.S. Government Money Market Fund Institutional Shares
Management Fees	0.21%
Distribution (12b-1) Fees	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.23%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund’s Institutional Shares to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund’s Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund’s Institutional Shares remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
BBH U.S. Government Money Market Fund | Institutional Shares | USD ($)	24	75	130	294

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 99.5% of its total assets in cash and short-term U.S. Treasury securities and securities issued by U.S. government agencies or government-sponsored enterprises and repurchase agreements fully collateralized by such instruments. Additionally, under normal circumstances, at least 80% of the value of the Fund’s net assets will be invested in U.S. government securities and repurchase agreements fully collateralized by U.S. government securities. At the time of purchase, a portfolio investment must present minimal credit risk in accordance with procedures adopted by the Fund’s Board of Trustees (the “Board”) and pursuant to certain factors prescribed by Rule 2a-7 under the Investment Company Act of 1940 (“1940 Act”). These investments may have fixed, floating or variable rates of interest. In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the 1940 Act.

Brown Brothers Harriman & Co. (“BBH&Co.”), through a separately identifiable department (the “Investment Adviser”), serves as the Fund’s investment adviser. In selecting securities, the Investment Adviser seeks to maximize current income within the limits of the Fund’s credit, maturity and diversification policies. Some of these policies may be stricter than required by applicable federal regulation. As a U.S. government money market fund, in order to preserve the value of investors’ capital, the Fund seeks to maintain a stable $1.00 net asset value (“NAV”) per share price.

PRINCIPAL RISKS OF THE FUND
FUND PERFORMANCE

The following bar chart and table give an indication of the risks involved with an investment in the Fund. The bar chart shows changes in the performance of the Fund’s Institutional Shares from year to year. The table shows the average annual returns of the Fund’s Institutional Shares for the periods indicated.

For current yield information, please call 1-800-575-1265 toll free, or contact your account representative. When you consider this information, please remember that the Fund’s performance in past years is not necessarily an indication of how the Fund will perform in the future.

Total Return for Institutional Shares (% Per Calendar Year)

Highest Performing Quarter:	1.31% in 4th quarter of 2023
Lowest Performing Quarter:	0.00% in 1st quarter of 2014

Average Annual Total Returns (For the periods ended December 31, 2023)
Institutional Shares
Average Annual Returns	Label	1 Year	5 Years	10 Years
BBH U.S. Government Money Market Fund | Institutional Shares	Institutional Shares	4.87%	1.69%	1.07%